BUSINESS COMBINATION (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Jul. 31, 2018 SEK (kr)	Jan. 31, 2018 EUR (€)
Abydos Consultores de Sistemas S.L.U [Member]
Percentage of acquistion of outstanding shares	100.00%			100.00%	100.00%
Consideration	$ 226
Goodwill	232
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Consideration | €		€ 183
Goodwill | €				€ 188			€ 188
Detact Security Solution AB [Member]
Percentage of acquistion of outstanding shares						100.00%
Consideration	1,065
Contingent consideration	336
Payment due at purchase date	729
Goodwill	$ 1,007
Detact Security Solution AB [Member] | Sweden, Kronor
Consideration | kr			kr 9,500
Contingent consideration | kr					kr 3,000
Payment due at purchase date | kr					6,500
Goodwill | kr					kr 9,005	kr 9,005